Segment Information (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of Reportable Segments Financial Information

The segment information for the reportable segment for the half-year 31 December 2019 is as follows:

Consolidated entity December 2019	Sales $	Other $	Totals $	Profit /(loss) $
Operations	586	447,756	448,342	(2,647,698)
December 2018
Operations	18,402	338,588	356,990	(3,123,372)

Consolidated entity December 2019	Assets $	Liabilities $	Amortisation/ depreciation $	Purchases of equipment $
Operations	4,343,606	(1,481,301)	(39,561)	2,521
June 2019
Operations	3,265,005	(1,493,799)	(156,248)	5,353

Summary of Geographical Information

The segment information for the reportable segment for the half-year 31 December 2019 and 2018 is as follows:

Consolidated entity December 2019	Sales $	Other $	Totals $	Profit/(loss) $
Australia	-	447,756	447,756	(2,418,577)
U.S.	586	-	586	(229,121)
Total	586	447,756	448,342	(2,647,698)

December 2018
Australia	-	338,588	338,588	(1,580,663)
U.S.	18,402	-	18,402	(1,542,709)
Total	18,402	338,588	356,990	(3,123,372)